OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of other operating income [Abstract]
Schedule of Other Operating Income
	December 31, 2023 US$‘000	December 31, 2022 US$‘000	December 31, 2021 US$‘000
Other income	138	-	-
Rental income from premises	3	3	4
Government supports - COVID-19	-	7	4,424
Government grants	-	333	-

	141	343	4,428